Post-employment benefit plans - Defined Benefit Plans Recognized in Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits [Abstract]
Cumulative gains recognized directly in equity, January 1	$ 985	$ 419
Actuarial (losses) gains in other comprehensive (loss) income	(835)	894
Decrease (increase) in the effect of the asset limit in other comprehensive (loss) income	282	(328)
Cumulative gains recognized directly in equity, December 31	432	$ 985
Cumulative actuarial gain (loss)	864
Cumulative increase in the effect of the asset limit	$ 432